Segments (Details) - Schedule of turnover with main customers - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Turnover with main customers (1):
Turnover with main customers value	[1]	$ 16,963	$ 10,891
Turnover with main customers percentage		21.00%	34.00%
Customers A [Member]
Turnover with main customers (1):
Turnover with main customers value	[1]	$ 10,257	$ 7,004
Turnover with main customers percentage		13.00%	22.00%
Customers B [Member]
Turnover with main customers (1):
Turnover with main customers value	[1]	$ 6,706	$ 3,887
Turnover with main customers percentage		8.00%	12.00%

[1]	Customers in the professional services segment.